Trade Receivables - Expected Credit Losses Based on Past Due Days (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables Of Energy Used Battery Swapping Services
Disclosure of provision matrix [line items]
Financial assets	$ 12,252	$ 10,995
Trade Receivables Of Energy Used Battery Swapping Services | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	13,191	12,267
Trade Receivables Of Energy Used Battery Swapping Services | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (939)	$ (1,272)
Trade Receivables Of Energy Used Battery Swapping Services | Not Overdue
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets	$ 12,095	$ 10,776
Trade Receivables Of Energy Used Battery Swapping Services | Not Overdue | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	12,095	10,776
Trade Receivables Of Energy Used Battery Swapping Services | Not Overdue | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Used Battery Swapping Services | Overdue under 30 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets	$ 118	$ 186
Trade Receivables Of Energy Used Battery Swapping Services | Overdue under 30 Days | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	118	186
Trade Receivables Of Energy Used Battery Swapping Services | Overdue under 30 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Used Battery Swapping Services | Overdue 31-120 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	50.00%	50.00%
Financial assets	$ 39	$ 33
Trade Receivables Of Energy Used Battery Swapping Services | Overdue 31-120 Days | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	78	66
Trade Receivables Of Energy Used Battery Swapping Services | Overdue 31-120 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (39)	$ (33)
Trade Receivables Of Energy Used Battery Swapping Services | Over 121 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Used Battery Swapping Services | Over 121 Days | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	900	1,239
Trade Receivables Of Energy Used Battery Swapping Services | Over 121 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	(900)	(1,239)
Trade Receivables Of Energy Other Than Used Battery Swapping Services
Disclosure of provision matrix [line items]
Financial assets	3,891	5,630
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	4,034	5,774
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (143)	$ (144)
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 0-90 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Financial assets	$ 3,816	$ 5,553
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 0-90 Days | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	3,816	5,553
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 0-90 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 91-180 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	30.00%	30.00%
Financial assets	$ 69	$ 76
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 91-180 Days | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	97	109
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 91-180 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (28)	$ (33)
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 181-365 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	50.00%	50.00%
Financial assets	$ 6	$ 1
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 181-365 Days | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	12	1
Trade Receivables Of Energy Other Than Used Battery Swapping Services | 181-365 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (6)	$ 0
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Over 365 Days
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
Financial assets	$ 0	$ 0
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Over 365 Days | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	109	111
Trade Receivables Of Energy Other Than Used Battery Swapping Services | Over 365 Days | Impairment losses (Lifetime ECL)
Disclosure of provision matrix [line items]
Financial assets	$ (109)	$ (111)